Related party transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Salaries and benefits	$ 1,142	$ 888
Directors' fees	326	269
Share-based payments	$ 1,633	$ 1,617